Financial instruments (Details 1) - Level 3 - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 362	$ 872
Current portion of acquisition payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	637	649
Current portion of contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,925
Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	335	1,176
Acquisition payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,132	$ 1,655
Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 51